Fair Value of Financial Instruments not carried at Fair Value - Estimated Fair Value of the Financial Instruments not carried at Fair Value (Detail) - EUR (€) € in Millions		Jun. 30, 2024	Dec. 31, 2023
Carrying value [Member]
Financial assets:
Cash and central bank balances	[1]	€ 148,625	€ 178,416
Interbank balances (w/o central banks)	[1]	7,333	6,140
Central bank funds sold and securities purchased under resale agreements	[1]	24,937	14,725
Securities borrowed	[1]	44	39
Loans	[1]	482,729	479,353
Other financial assets	[1]	144,278	106,617
Financial liabilities:
Deposits	[1]	645,530	625,486
Central bank funds purchased and securities sold under repurchase agreements	[1]	2,632	3,038
Securities loaned	[1]	4	3
Other short-term borrowings	[1]	10,696	9,620
Other financial liabilities	[1]	127,796	99,272
Long-term debt	[1]	108,848	119,390
Trust preferred securities	[1]	288	289
Fair value [Member]
Financial assets:
Cash and central bank balances	[1]	148,625	178,416
Interbank balances (w/o central banks)	[1]	7,334	6,140
Central bank funds sold and securities purchased under resale agreements	[1]	25,008	14,778
Securities borrowed	[1]	44	39
Loans	[1]	462,711	454,972
Other financial assets	[1]	142,686	105,132
Financial liabilities:
Deposits	[1]	644,873	624,731
Central bank funds purchased and securities sold under repurchase agreements	[1]	2,626	3,031
Securities loaned	[1]	4	3
Other short-term borrowings	[1]	10,698	9,628
Other financial liabilities	[1]	127,796	99,272
Long-term debt	[1]	107,855	117,510
Trust preferred securities	[1]	€ 269	€ 264

[1]	Amounts are generally presented on a gross basis, in line with the Group’s accounting policy regarding offsetting of financial instruments as described in Note 1 “Material Accounting Policies and Critical Accounting Estimates” of the Group’s Annual Report 2023